Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Type	20-F
Amendment Flag	true
Amendment Description
Document Period End Date	Dec. 31, 2013
Trading Symbol	xtgr
Entity Registrant Name	XTRA-GOLD RESOURCES CORP
Entity Central Index Key	0001288770
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	46,263,917
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY